FINANCIAL INSTRUMENTS (Details 3) (Retained interests for securitizations, Level 3, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retained interests for securitizations | Level 3
Retained Interests in Securitized Assets
Retained interests	$ 9,271	$ 17,289